Commitments - Additional Information (Detail)	Dec. 31, 2023 T
Aratu [member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton	9.22
Suape [member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton	3.05
Itaqui [Member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton	0.98